Commitments & Contingencies (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2019
Landsea Homes [Member]
Performance bonds obligation		$ 72,600,000		$ 61,000,000	$ 44,300,000
Operating lease expense		$ 1,600,000	$ 1,300,000	$ 1,800,000	1,300,000	$ 1,000,000
Weighted average remaining lease term		4 years 4 days		5 years 7 days
Weighted average discount rate		7.10%		7.10%
Right of use assets		$ 6,330,000		$ 6,326,000	6,326,000		$ 4,600,000
Operating lease liabilities		$ 6,760,000		$ 6,711,000	$ 6,711,000		$ 4,600,000
Initial Public Offering [Member] | Minimum [Member]
Underwriting commissions and cost	$ 3,105,000
Underwriting discount per unit	$ 0.20
Initial Public Offering [Member] | Maximum [Member]
Underwriting commissions and cost	$ 5,434,000
Underwriting discount per unit	$ 0.35